CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical)	12 Months Ended
	Dec. 31, 2024 item shares	Dec. 31, 2023 item shares	Dec. 31, 2022 item shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Number of ADS represents 10 Class A ordinary shares | item	13	13	13
Number of ordinary shares for each ADS | shares	10	10	10